Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-38278
Entity Registrant Name	Jianpu Technology Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5F Times Cyber Building
Entity Address, Address Line Two	19 South Haidian Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Country Region	86
Title of 12(g) Security	Class A ordinary shares, par value US$0.0001 per share
Entity Common Stock, Shares Outstanding	400,523,605
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001713923
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Amendment Flag	false
Auditor Name	Marcum Asia CPAs LLP	Marcum Asia CPAs LLP	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	5395	5395	1424
Auditor Location	Beijing China	Beijing China	Beijing, the People’s Republic of China
Business Contact
Document and Entity Information
Contact Personnel Name	Caofeng Liu, Acting
Entity Address, Address Line One	5F Times Cyber Building
Entity Address, Address Line Two	19 South Haidian Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
City Area Code	10
Local Phone Number	6242-7068
Contact Personnel Email Address	ir@rong360.com
ADR
Document and Entity Information
Title of 12(g) Security	American depositary shares, each representing 20 Class A ordinary shares